Vanguard Target Retirement 2070 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investor Prospectus [Member] | Vanguard Target Retirement 2070 Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	21.42%	14.59%	20.24%